Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Interest paid	$165	$162	$182
Income tax payments	$163	$120	$130
Income tax refunds	$16	$8	$8